Members' Capital (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015
Common stock shares outstanding		21,900,106	15,435,651
Series A Preferred Stock [Member]
Preferred stock shares outstanding		250,000	250,000
Predecessor [Member]
Common stock shares outstanding	15,435,651
Predecessor [Member] | Series A Preferred Stock [Member]
Preferred stock shares outstanding	250,000
Number of preferred stock shares issued for settlement of trade accounts payable	22,042
Number of preferred stock issued for settlement of trade accounts payable	$ 16,532
Predecessor [Member] | Maximum [Member]
Common stock shares outstanding	40,000,000
Predecessor [Member] | Maximum [Member] | Series A Preferred Stock [Member]
Preferred stock shares outstanding	8,000,000